SCHEDULE OF TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
August 2021 Private Placement
Statutory federal tax rate				$ (1,344,000)			$ (758,000)	$ 60,000
Stater tax rate				(326,000)			(174,000)	14,000
Permanent differences				15,000			13,000	10,000
Permanent difference in ERC income							(99,000)
Tax rate differential on foreign earnings				59,000			21,000	(84,000)
Expiration of net operating loss carryforward				89,000
Change in valuation allowance				1,495,000			2,026,000	55,000
Other				12,000			1,000	2,000
Total income tax provision					$ 1,502,000	$ (472,000)	$ 1,030,000	$ 57,000